FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurement at beginning of year	[1]	$ 644,974		$ 1,349,308
Fair value measurement at end of year		388,729	[2]	644,974	[1]	$ 1,349,308	[1]
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value measurement at beginning of year		$ 644,974	[1]	1,349,308	[1]	1,038,431
Promissory notes issued during the year				565,280		1,225,000
Repayment of notes payable				(1,217,886)		(889,262)
Changes in fair values				(51,728)		(24,861)
Fair value measurement at end of year		$ 388,729	[2]	$ 644,974	[1]	$ 1,349,308	[1]

[1]	Excludes note payable to the CEO.
[2]	Excludes note payable to the majority shareholder